Income Taxes - Components of Income Tax Expense (Recovery) Recognized in Other Comprehensive Income ("OCI") (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current income tax expenses (recoveries)	$ 320	$ (323)
Deferred income tax expenses (recoveries)	(326)	3,034
Total income tax expenses (recoveries)	$ (6)	$ 2,711